LOANS, FINANCING AND DEBENTURES - Fundraising costs (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Cost	R$ 723,367
Amortization	338,325
Balance to be amortized	385,042	R$ 351,394
Bonds
Disclosure of detailed information about borrowings [line items]
Cost	390,104
Amortization	151,536
Balance to be amortized	238,568	201,467
CRA and NCE
Disclosure of detailed information about borrowings [line items]
Cost	125,222
Amortization	92,848
Balance to be amortized	32,374	47,443
Import ("ECA")
Disclosure of detailed information about borrowings [line items]
Cost	102,769
Amortization	46,741
Balance to be amortized	56,028	40,382
Debentures
Disclosure of detailed information about borrowings [line items]
Cost	24,467
Amortization	8,428
Balance to be amortized	16,039	19,065
BNDES ("IOF")
Disclosure of detailed information about borrowings [line items]
Cost	62,658
Amortization	22,047
Balance to be amortized	40,611	38,447
Others
Disclosure of detailed information about borrowings [line items]
Cost	18,147
Amortization	16,725
Balance to be amortized	R$ 1,422	R$ 4,590